Related Party Transactions and Balances (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Related Party Transactions and Balances [Line Items]
Due from related parties		$ 1,399,348
Payables of continuing operations	$ 1,454,026	437,699
Payables of discontinued operations		961,649
Net-settlement agreements	688,314	4,567,520
Receivables of continuing operation	688,314	4,567,520
Loans to related parties	2,261,306
Loans from related parties	51,003
Borrowed related parties	3,847,107	3,026,218
Related Party [Member]
Related Party Transactions and Balances [Line Items]
Due from related parties	1,454,026
Payables of continuing operations		437,699
Payables of discontinued operations		961,649
Net-settlement agreements	$ 688,314	14,555,580
Related Party [Member] | Maximum [Member]
Related Party Transactions and Balances [Line Items]
Net-settlement agreements		$ 9,988,060